Form N-1A Cover	Jul. 29, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 29, 2024
Prospectus Date	Dec. 20, 2023